CUSTOMERS AND GEOGRAPHIC INFORMATION	6 Months Ended
Jun. 30, 2024
Geographic Areas, Revenues from External Customers [Abstract]
CUSTOMERS AND GEOGRAPHIC INFORMATION
NOTE 10:	CUSTOMERS AND GEOGRAPHIC INFORMATION

The following table presents the total revenues for the six months ended June 30, 2024, and 2023, allocated to the geographic areas in which it was generated. Revenues are attributed to geographic areas based on the location of the end-users.

	Six months ended
	June 30,
	2024	2023
	$ thousands

North America (*)	52,180	48,572
EMEA (**)	33,913	31,944
Asia-Pacific	16,978	19,575
India	61,566	46,933
Latin America	19,949	22,536

	184,586	169,560

(*) As of June 30, 2024, and 2023, 98% and 93% represent revenues in the United States.
(**) Including Europe, Middle East and Africa.